Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related companies
Related party transactions
Rental expenses	¥ 2,182	¥ 2,269
Service fee expenses		2,500
Non-controlling interests
Related party transactions
Rental expenses		1,220
Directors
Related party transactions
Acquisition of additional interest in subsidiaries		9,274
Shareholder
Related party transactions
Interest expense from convertible note		¥ 4,145